Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)
ASSETS
Goodwill	₨ 116,980	$ 1,691		₨ 117,584
Intangible assets	13,762	199		18,113
Property, plant and equipment	70,601	1,021		64,443
Financial assets
Derivative assets	173	3		41
Investments	6,916	100		7,668
Investments accounted for using the equity method	1,235	18		1,206
Trade receivables	4,373	63		4,446
Other financial assets	5,146	74		4,186
Deferred tax assets	5,604	81		6,908
Non-current tax assets	20,603	298		18,349
Other non-current assets	15,872	229		11,540
Total non-current assets	261,265	3,777		254,484
Inventories	3,951	57		3,370
Financial assets
Derivative assets	4,931	71		1,232
Investments	220,716	3,191		249,094
Cash and cash equivalents	158,529	2,292		44,925
Trade receivables	100,489	1,453		100,990
Unbilled receivables	22,880	331		42,486
Other financial assets	14,611	211		7,429
Contract assets	15,038	217
Current tax assets	7,435	108		6,262
Other current assets	23,086	334		23,167
Total current assets excluding assets held for sale	571,666	8,265		478,955
Assets held for sale	240	3		27,201
Total current assets	571,906	8,268		506,156
TOTAL ASSETS	833,171	12,045		760,640
Share capital	12,068	174		9,048
Securities premium reserve	533	8		800
Retained earnings	534,700	7,731		453,265
Share based payment reserve	2,617	38		1,772
Other components of equity	18,198	263		18,051
Equity attributable to the equity holders of the Company	568,116	8,214		482,936
Non-controlling interest	2,637	38		2,410
TOTAL EQUITY	570,753	8,252		485,346
Financial liabilities
Long - term loans and borrowings	28,368	410		45,268
Derivative liabilities				7
Other financial liabilities				7
Deferred tax liabilities	3,417	49		3,059
Non-current tax liabilities	11,023	159		9,220
Other non-current liabilities	5,258	76		4,223
Provisions	2		[1]	3
Total non-current liabilities	48,068	694		61,787
Financial liabilities
Loans, borrowings and bank overdrafts	71,099	1,028		92,991
Derivative liabilities	1,310	19		2,210
Trade payables and accrued expenses	88,304	1,277		68,129
Other financial liabilities	644	9		1,050
Contract liabilities	24,768	358		17,139
Current tax liabilities	9,541	138		9,417
Other current liabilities	18,046	261		15,563
Provisions	638	9		796
Total current liabilities excluding liabilities directly associated with assets held for sale	214,350	3,099		207,295
Liabilities directly associated with assets held for sale				6,212
Total current liabilities	214,350	3,099		213,507
TOTAL LIABILITIES	262,418	3,793		275,294
TOTAL EQUITY AND LIABILITIES	₨ 833,171	$ 12,045		₨ 760,640

[1]	Value is less than ₹ 1